Commitments And Contingencies - Additional Information (Detail) (USD $)	3 Months Ended						9 Months Ended		12 Months Ended				9 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 25, 2011 Aunt Jemima Frozen Pancakes [Member]	Sep. 29, 2013 Aunt Jemima Frozen Pancakes [Member] Birds Eye Frozen	Sep. 29, 2013 Aunt Jemima Frozen Pancakes [Member] Duncan Hines Grocery	Dec. 30, 2012 Aunt Jemima Frozen Pancakes [Member] Allowance for Doubtful Accounts [Member]	Sep. 29, 2013 Aunt Jemima Frozen Pancakes [Member] Sales [Member]	Sep. 29, 2013 Aunt Jemima Frozen Pancakes [Member] Sales [Member]	Dec. 30, 2012 Aunt Jemima Frozen Pancakes [Member] Sales [Member]	Dec. 25, 2011 Aunt Jemima Frozen Pancakes [Member] Cost of products sold	Sep. 29, 2013 Aunt Jemima Frozen Pancakes [Member] Marketing Activities [Member]	Sep. 29, 2013 Aunt Jemima Frozen Pancakes [Member] Marketing Activities [Member]	Jun. 04, 2010 Contract Termination Derivatives [Member] Settled [Member]	Sep. 25, 2011 Contract Termination Derivatives [Member] Settled [Member]
Product Liability Contingency [Line Items]
Damages Sought, Value																						$ 19,700,000
Lehman Brothers Specialty Financing settlement (see Note 5)			0	0	(8,500,000)	0			0	(8,500,000)	0												8,500,000
Cost impact of recall												3,200,000
Product Liability Accrual, Period Expense		0						3,300,000										2,100,000	1,100,000
Product Liability Accrual, Component Amount															100,000
Rent expense									13,861,000	11,313,000	12,336,000
Proceeds from Insurance Settlement, Operating Activities	$ 3,200,000						$ 3,200,000						$ 2,700,000	$ 500,000		$ 2,300,000	$ 2,300,000			$ 900,000	$ 900,000